Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 322,445	$ 368,352	$ 232,271
Restricted cash	12,863	47,006
Auction rate securities	272	72,441
Prepaid expenses and other current assets	47,218	34,081
Total current assets	1,066,802	1,298,996
Property and equipment, net	29,853	24,996
Other assets	44,399	35,720
Total assets	2,657,013	2,823,875
Accounts payable and other current liabilities	188,744	170,856
Convertible debt obligations	2,195	2,195
Litigation settlements	0	146,150
Total current liabilities	977,769	1,194,519
Other long-term liabilities	60,166	32,502
Total liabilities	2,104,261	2,337,988
Common stock, $0.10 par value - authorized, 600,000,000 shares; issued 219,708,779 and 204,937,882 shares, respectively; outstanding, 218,636,842 and 204,533,916 shares, respectively	21,971	20,494
Treasury stock, at cost, 1,017,937 and 403,966 shares, respectively	(8,011)	(3,484)
Additional paid-in capital	2,198,870	2,089,501
Accumulated deficit	(1,762,517)	(1,703,791)
Accumulated other comprehensive (loss) income	(8,805)	10,288
Total equity	552,752	485,887	509,722	763,187
Total liabilities and equity	2,657,013	2,823,875
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	171,046	197,840	46,565	346,443
Restricted cash	0	33,367
Auction rate securities	272	72,441
Prepaid expenses and other current assets	3,808	2,242
Total current assets	175,126	305,890
Property and equipment, net	1,564	1,815
Advances to and investments in subsidiaries	343,601	313,960
Other assets	800	1,662
Total assets	521,091	623,327
Accounts payable and other current liabilities	27,757	37,797
Convertible debt obligations	2,195	2,195
Litigation settlements	0	146,150
Total current liabilities	29,952	186,142
Accumulated losses in investment in discontinued operations in excess of investment and advances	52,675	37,331
Other long-term liabilities	49,631	24,177
Total liabilities	79,583	210,319
Common stock, $0.10 par value - authorized, 600,000,000 shares; issued 219,708,779 and 204,937,882 shares, respectively; outstanding, 218,636,842 and 204,533,916 shares, respectively	21,971	20,494
Treasury stock, at cost, 1,017,937 and 403,966 shares, respectively	(8,011)	(3,484)
Additional paid-in capital	2,198,870	2,089,501
Accumulated deficit	(1,762,517)	(1,703,791)
Accumulated other comprehensive (loss) income	(8,805)	10,288
Total equity	441,508	413,008
Total liabilities and equity	$ 521,091	$ 623,327